Document and Entity Information Document	Apr. 23, 2020
Document Information [Line Items]
Entity Central Index Key	0001492658
Title of 12(b) Security	Ordinary shares, par value €0.03 per share
Document Type	8-K
Document Period End Date	Apr. 23, 2020
Entity Registrant Name	WRIGHT MEDICAL GROUP N.V.
Entity Address, Address Line One	Prins Bernhardplein 200
Entity Address, Postal Zip Code	None
Entity File Number	1-35065
Entity Tax Identification Number	98-0509600
Entity Address, Address Line Two	1097 JB
Entity Address, City or Town	Amsterdam,
City Area Code	20
Local Phone Number	521 4777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	WMGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	P7
Entity Address, Country	NL
Amendment Flag	false